UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [    ];  Amendment Number:
This Amendment  (Check only one.):  [    ] is a restatement.
					  [    ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		Preservation Capital Management
Address:		1044 Main Street, Suite 500
			Kansas City, MO 64105

Form 13F File Number: 28-7238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David L. Sederholm
Title:	President
Phone:	816-474-7737

Signature, Place, and Date of Signing:

David L. Sederholm		Kansas City, Missouri   July 24, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings are reported in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND
EXCHANGE ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	51

Form 13F Information Table Value Total:	$78075
								(thousands)


List of Other Included Managers:

None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner                COM              00184A105     2719    51300 SH       SOLE                    51300
American International Group,  COM              026874107     2594    30161 SH       SOLE                    30161
Amgen Inc.                     COM              031162100     2033    32972 SH       SOLE                    32972
Bank One Corporation           COM              06423A103      246     6863 SH       SOLE                     6863
Biogen Inc.                    COM              090597105      283     5200 SH       SOLE                     5200
Boeing Co.                     COM              097023105     2401    43190 SH       SOLE                    43190
Burlington Resources, Inc.     COM              122014103      962    24200 SH       SOLE                    24200
CSG Systems Intl. Inc.         COM              126349109     7925   136630 SH       SOLE                   136630
Calpine Corporation            COM              131347106     1731    45800 SH       SOLE                    45800
Capital One Financial Corp.    COM              14040H105      295     4900 SH       SOLE                     4900
Carnival Corporation Cl A      COM              143658102     1689    55012 SH       SOLE                    55012
Cigna                          COM              125509109      259     2700 SH       SOLE                     2700
Citigroup                      COM              172967101     3391    64167 SH       SOLE                    64167
Colgate Palmolive Co.          COM              194162103      897    15200 SH       SOLE                    15200
Corning, Inc.                  COM              219350105      437    26140 SH       SOLE                    26140
Countrywide Credit Inds. Inc.  COM              222372104     1707    37200 SH       SOLE                    37200
Dynegy, Inc.                   COM              26816Q101      842    18500 SH       SOLE                    18500
Enron Corp.                    COM              293561106     1660    33884 SH       SOLE                    33884
Exxon Mobil Corp.              COM              30231G102     1394    15964 SH       SOLE                    15964
F & M Natl Corp.               COM              302374103     1473    36831 SH       SOLE                    36831
Fannie Mae                     COM              313586109     2273    26692 SH       SOLE                    26692
FleetBoston Financial Corporat COM              339030108      907    23001 SH       SOLE                    23001
General Electric Co.           COM              369604103     4889   100282 SH       SOLE                   100282
GlaxoSmithKline                COM              37733W105      833    14830 SH       SOLE                    14830
Global Marine Inc.             COM              379352404      428    22950 SH       SOLE                    22950
Golden West Financial Corp.    COM              381317106      906    14100 SH       SOLE                    14100
Hartford Finl. Services Group  COM              416515104      973    14220 SH       SOLE                    14220
Honeywell International Inc.   COM              438516106      560    16009 SH       SOLE                    16009
Intel Corp.                    COM              458140100     2171    74222 SH       SOLE                    74222
Johnson & Johnson              COM              478160104     1306    26124 SH       SOLE                    26124
Medtronic Inc.                 COM              585055106     2356    51200 SH       SOLE                    51200
Merrill Lynch & Co. Inc.       COM              590188108      373     6300 SH       SOLE                     6300
Microsoft Corp.                COM              594918104     1916    26250 SH       SOLE                    26250
Nasdaq 100 Trust, Series 1     COM              631100104     2043    44700 SH       SOLE                    44700
Nokia Corp.                    COM              654902204     2385   107460 SH       SOLE                   107460
Northrop Grumman Corp.         COM              666807102      801    10000 SH       SOLE                    10000
Oracle Corp.                   COM              68389X105     3317   174558 SH       SOLE                   174558
Pepsico Inc.                   COM              713448108     1244    28140 SH       SOLE                    28140
Pfizer, Inc.                   COM              717081103     2083    52000 SH       SOLE                    52000
Phillips Petroleum Co.         COM              718507106     1471    25800 SH       SOLE                    25800
Procter & Gamble Co.           COM              742718109      526     8250 SH       SOLE                     8250
Schering Plough Corp.          COM              806605101     3322    91680 SH       SOLE                    91680
Schlumberger Ltd.              COM              806857108      513     9750 SH       SOLE                     9750
Sun Microsystems Inc.          COM              866810104     2083   132530 SH       SOLE                   132530
Symantec                       COM              871503108      214     4900 SH       SOLE                     4900
Texas Instruments Inc.         COM              882508104      280     8900 SH       SOLE                     8900
U.S. Bancorp                   COM              902973304      691    30316 SH       SOLE                    30316
USX Marathon Group             COM              902905827      952    32250 SH       SOLE                    32250
United Technologies Corp.      COM              913017109      278     3800 SH       SOLE                     3800
Wells Fargo & Co.              COM              949746101      627    13500 SH       SOLE                    13500
WorldCom, Inc.                 COM              98157D106      419    29487 SH       SOLE                    29487